OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2018
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 18 — OPERATING SEGMENTS

The Company’s strategic focus is the exploration, development and production of large, repeatable onshore resource plays in North America. All of the Company’s operations and assets are located in the Eagle Ford area of south Texas.  The operational characteristics, challenges and economic characteristics are consistent throughout the area in which the Company operates. As such, Management has determined, based upon the reports reviewed and used to make strategic decisions by the Chief Operating Decision Maker (“CODM”), whom is the Company’s Managing Director and Chief Executive Officer, that the Company has one reportable segment being oil and natural gas exploration and production in North America. For the six months ended 30 June 2018 and 2017, all condensed consolidated statement of profit or loss and other comprehensive income activity was attributed to its reportable segment with the exception of $0.7 million and $29 thousand of pre-tax impairment expense, which related to the impairment of the Company’s Cooper Basin assets in Australia, respectively.